Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Assets:
Available-for-sale securities		¥ 26,546,800	¥ 19,112,952
Liabilities:
Long-term debt		2,802,428	2,537,082
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		3,016,000	2,765,000
Equity securities measured at net asset value	[1]	83,000	72,000
Other investments		56,000	39,000
Total assets measured at fair value		59,168,000	50,081,000
Liabilities:
Trading securities sold, not yet purchased		2,339,000	2,395,000
Long-term debt	[2]	2,802,000	2,537,000
Total liabilities measured at fair value		13,392,000	14,953,000
Fair Value, Measurements, Recurring | Trading Account Asset
Assets:
Securities measured at net asset value	[1],[3]	447,000	462,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		6,135,000	7,232,000
Liabilities:
Liabilities, derivatives		5,728,000	6,788,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		2,143,000	2,926,000
Liabilities:
Liabilities, derivatives		2,160,000	2,899,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		397,000	310,000
Liabilities:
Liabilities, derivatives		260,000	266,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		55,000	30,000
Liabilities:
Liabilities, derivatives		77,000	29,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		28,000	38,000
Liabilities:
Liabilities, derivatives		26,000	39,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	3,268,000	1,538,000
Available-for-sale securities		19,920,000	12,603,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	138,000	170,000
Available-for-sale securities		407,000	273,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	5,792,000	5,041,000
Available-for-sale securities		627,000	935,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,464,000	1,675,000
Available-for-sale securities		1,356,000	1,411,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,348,000	3,390,000
Available-for-sale securities		520,000	505,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	9,000	10,000
Available-for-sale securities		80,000	84,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		641,000	615,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	1,259,000	1,036,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	2,455,000	2,554,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	1,529,000	1,680,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		2,070,000	1,835,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		925,000	852,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		2,976,000	2,670,000
Total assets measured at fair value		33,883,000	24,590,000
Liabilities:
Trading securities sold, not yet purchased		2,051,000	1,880,000
Total liabilities measured at fair value		2,222,000	2,243,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		40,000	153,000
Liabilities:
Liabilities, derivatives		39,000	163,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives			9,000
Liabilities:
Liabilities, derivatives			8,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		98,000	169,000
Liabilities:
Liabilities, derivatives		128,000	186,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		3,000	3,000
Liabilities:
Liabilities, derivatives		4,000	6,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	3,257,000	1,516,000
Available-for-sale securities		19,600,000	11,950,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	4,963,000	4,580,000
Available-for-sale securities		627,000	935,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	938,000	1,128,000
Available-for-sale securities		430,000	436,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	22,000	41,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	929,000	1,000,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		40,000	95,000
Total assets measured at fair value		22,181,000	22,712,000
Liabilities:
Trading securities sold, not yet purchased		268,000	515,000
Long-term debt	[2]	2,164,000	1,916,000
Total liabilities measured at fair value		10,462,000	12,008,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		6,088,000	7,070,000
Liabilities:
Liabilities, derivatives		5,679,000	6,611,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		2,123,000	2,900,000
Liabilities:
Liabilities, derivatives		2,159,000	2,890,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		287,000	125,000
Liabilities:
Liabilities, derivatives		109,000	47,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		52,000	22,000
Liabilities:
Liabilities, derivatives		75,000	19,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		10,000	11,000
Liabilities:
Liabilities, derivatives		8,000	10,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	11,000	22,000
Available-for-sale securities		320,000	653,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	138,000	170,000
Available-for-sale securities		407,000	273,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	829,000	461,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	526,000	547,000
Available-for-sale securities		926,000	975,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,348,000	3,390,000
Available-for-sale securities		520,000	505,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		53,000	53,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	1,259,000	1,036,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	1,348,000	1,398,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]	570,000	650,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,579,000	1,678,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		747,000	678,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		56,000	39,000
Total assets measured at fair value		2,574,000	2,245,000
Liabilities:
Trading securities sold, not yet purchased		20,000
Long-term debt	[2]	638,000	621,000
Total liabilities measured at fair value		708,000	702,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		7,000	9,000
Liabilities:
Liabilities, derivatives		10,000	14,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		20,000	17,000
Liabilities:
Liabilities, derivatives		1,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		12,000	16,000
Liabilities:
Liabilities, derivatives		23,000	33,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		3,000	8,000
Liabilities:
Liabilities, derivatives		2,000	10,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		15,000	24,000
Liabilities:
Liabilities, derivatives		14,000	23,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	9,000	10,000
Available-for-sale securities		27,000	31,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		641,000	615,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	1,085,000	1,115,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	30,000	30,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		491,000	157,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 178,000	¥ 174,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2020 and September 30, 2020 were ¥47 billion and ¥56 billion, respectively.
[2]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.